Capital and reserves - Summary of authorized share capital (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares [member]
Disclosure Authorized Share Capital [Line Items]
Beginning balance ,shares	4,357,600,932	4,418,175,111
Re-designation upon issuance of preferred shares		(60,574,179)
Re Designation Before Completion Of Ipo Authorised	(4,357,600,932)
Ending balance, shares	0	4,357,600,932
Non redeemable preferred shares [member]
Disclosure Authorized Share Capital [Line Items]
Beginning balance ,shares	211,706,410	210,621,810
Re-designation upon issuance of preferred shares		1,084,600
Re Designation Before Completion Of Ipo Authorised	(211,706,410)
Ending balance, shares	0	211,706,410
Convertible redeemable preferred shares [member]
Disclosure Authorized Share Capital [Line Items]
Beginning balance ,shares	430,692,658	371,203,079
Re-designation upon issuance of preferred shares		59,489,579
Re Designation Before Completion Of Ipo Authorised	(430,692,658)
Ending balance, shares	0	430,692,658